25. SEGMENTED INFORMATION: Schedule of Non-current assets by geographical segment (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Total Non-current assets	$ 358,948,084	$ 68,508,857
UNITED STATES
Total Non-current assets	155,053,912	0
CANADA
Total Non-current assets	$ 203,894,172	$ 68,508,857